Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties
Transactions with entities controlled by the Lolli-Ghetti family (herein referred to as related parties) in the consolidated statements of operations and balance sheets are as follows:

	For the year ended December 31,
In thousands of U.S. dollars	2024	2023	2022
Pool revenue(1)
Scorpio MR Pool Limited	$497,003	$605,442	$639,743
Scorpio LR2 Pool Limited	416,014	405,244	456,002
Scorpio Handymax Tanker Pool Limited	118,432	135,481	79,636
Mercury Pool Limited	36,977	9,077	—
Scorpio LR1 Pool Limited	—	—	11,196
Voyage revenue(2)	2,250	—	5,657
Time charter-out revenue (3)	20,226	21,555	2,358
Voyage expenses(4)	(5,366)	(4,495)	(9,194)
Vessel operating costs(5)	(34,826)	(33,061)	(33,084)
Administrative expenses(6)	(19,371)	(15,450)	(13,175)

Purchases of bunkers(7)	(3,132)	(4,784)	(45,957)

(1)These transactions relate to revenue earned in the Scorpio Pools. The Scorpio Pools are related parties. From January 1, 2024 through June 30, 2024 and for the years ended December 31, 2023 and 2022, when our vessels were in the Scorpio Pools, SCM, the pool manager, charged fees of $250 per vessel per day with respect to LR2 vessels, and $325 per vessel per day with respect to both Handymax and MR vessels, plus a commission of 1.50% on gross revenue per charter fixture. Effective July 1, 2024, pursuant to the 2024 Revised Master Agreement, SCM increased its fees to $285 per vessel per day with respect to our LR2 vessels and $360 per vessel per day with respect to each of our Handymax and MR vessels. Commissions on gross revenues per charter fixture remain unchanged at 1.50% for vessels operating in any of the Scorpio Pools. These are the same fees that SCM charged other vessels in these pools, including third party owned vessels during these periods.
(2)These transactions relate to revenue earned in the spot market on voyages chartered through a chartering subsidiary of SSH, a related party, to the end customer.
(3)These transactions relate to revenue earned for certain vessels on time charter, which have been time chartered-out through a chartering subsidiary of SSH, a related party, to the end customer.
(4)Related party expenditures included within voyage expenses in the consolidated statements of operations consist of the following:
•Expenses due to SCM, a related party, for commissions related to the commercial management services provided by SCM under the commercial management agreement for vessels that are not in one of the Scorpio Pools. SCM’s services include securing employment, in the spot market and on time charters, for our vessels. Pursuant to the 2024 Revised Master Agreement, effective January 1, 2024, when not in one of the Scorpio Pools, each vessel paid (i) flat fees of $285 per vessel per day for each LR2 vessel and $335 per vessel per day for each Handymax and MR vessel plus commissions on gross revenue per charter fixture of 1.25%. During the years ended December 31, 2023 and 2022, each vessel paid (i) flat fees of $250 per vessel per day for each LR2 vessel and $300 per vessel per day for each Handymax or MR vessel and (ii) commissions of 1.25% of their gross revenue per charter fixture for LR2, Handymax and MR vessels.
•Voyage expenses also consist of the following:
◦$0.3 million, $0.5 million and $2.4 million charged by related party port agents during the years ended December 31, 2024, 2023, and 2022, respectively. SSH has a majority equity interest in port agents that provide supply and logistical services for vessels operating in their regions.
◦$0.5 million charged by Geoserve Energy Transport DMC ("Geoserve") for emission management fees to comply with the EU Emissions Trading System of $350 per vessel per month (plus $150 per vessel per month for vessels that are time chartered-out) and a rate of 1.25% per carbon trade during the year ended December 31, 2024. The agreement with Geoserve is described below.
◦$0.3 million charged by Fowe Eco Solutions Ltd. ("FOWE") for its portion of the realized fuel efficiency savings related to the fuel oil-water emulsion Cavitech systems under the licensing agreement during the year ended December 31, 2024, as described below. The agreement with FOWE is described below.
(5)Related party expenditures included within vessel operating costs in the consolidated statements of operations consist of the following:
•Technical management fees of $28.1 million, $28.3 million, and $29.8 million charged by SSM, a related party, during the years ended December 31, 2024, 2023, and 2022, respectively. SSM’s services include day-to-day vessel operations, performing general maintenance, monitoring regulatory and classification society compliance, customer vetting procedures, supervising the maintenance and general efficiency of vessels, arranging the hiring of qualified officers and crew, arranging and supervising drydocking and repairs, purchasing supplies, spare parts and new equipment for vessels, appointing supervisors and technical consultants, and providing technical support. SSM administers the payment of salaries to our crew on our behalf. The crew wages that were administered by SSM (and disbursed through related party subcontractors of SSM) were $134.6 million, $136.3 million, and $141.2 million during the years ended December 31, 2024, 2023, and 2022, respectively. SSM's annual technical management fee is a fixed fee of $187,500 per vessel during the year ended December 31, 2024 and $175,000 per vessel during the years ended December 31, 2023 and 2022, plus certain itemized expenses pursuant to the technical management agreement.
•Vessel operating expenses of $6.7 million, $4.8 million, and $3.3 million charged by a related party port agent during the years ended December 31, 2024, 2023, and 2022, respectively.
(6)We have an Amended Administrative Services Agreement with SSH, a related party, for the provision of administrative staff and office space, and administrative services, including accounting, legal compliance, financial and information technology services. SSH also administers the payroll for certain of our employees. The services provided to us by SSH may be sub-contracted to other entities within Scorpio. The expenses incurred under this agreement were recorded in general and administrative expenses in the consolidated statement of operations and were as follows:
•The expense for the year ended December 31, 2024 of $19.4 million included (i) administrative fees of $9.9 million charged by SSH, (ii) restricted stock amortization of $9.5 million, which relates to 803,334 shares of restricted stock that was issued in the current or in prior years to SSH employees for no cash consideration pursuant to the 2013 Equity Incentive Plan, and (iii) the reimbursement of expenses of $1,659 to SCM.
•The expense for the year ended December 31, 2023 of $15.5 million included (i) administrative fees of $10.5 million charged by SSH, (ii) restricted stock amortization of $5.0 million, which relates to 695,400 shares of restricted stock that was issued in the current or in prior years to SSH employees for no cash consideration pursuant to the 2013 Equity Incentive Plan, and (iii) the reimbursement of expenses of $25,145 to SSH and $26,653 to SCM.
•The expense for the year ended December 31, 2022 of $13.2 million included (i) administrative fees of $11.0 million charged by SSH, (ii) restricted stock amortization of $2.0 million, which relates to the issuance of 493,300 shares of restricted stock that was issued in the current or in prior years to SSH employees for no cash consideration pursuant to the 2013 Equity Incentive Plan, and (iii) the reimbursement of expenses of $81,762 to SSH and $36,869 to SCM.
(7)These amounts represent bunkers purchased from a related party which, for vessels operating in the spot market, are initially recorded as part of inventory on the balance sheet prior to being consumed.
We had the following balances with related parties, which have been included in the consolidated balance sheets:

	As of December 31,
In thousands of U.S. dollars	2024	2023
Assets:
Prepaid expenses and accounts receivable (due from the Scorpio Pools) (1)	$136,812	$201,340
Prepaid expenses (SSM) (2)	5,375	5,522
Prepaid expenses and accounts receivable (SSH)	478	10
Prepaid expenses (related party port agent)	385	2
Prepaid expenses (SCM)	26	28
Other assets (pool working capital contributions) (3)	45,761	51,411
Liabilities:
Accounts payable and accrued expenses (owed to the Scorpio Pools)(4)	3,471	626
Accounts payable and accrued expenses (SSM)	3,277	2,468
Accounts payable and accrued expenses (related party port agents)	2,399	1,368
Accounts payable and accrued expenses (related party bunker supplier)	579	95
Accounts payable and accrued expenses (SSH)	459	284
Accounts payable and accrued expenses (SCM)	265	316
Accrued expenses (FOWE)	85	—
Accounts payable (related party carbon emission manager)	71	—

(1)Accounts receivable due from the Scorpio Pools relate to hire receivables for revenues earned and receivables from working capital contributions. Upon entrance into such pools, all vessels are required to make working capital contributions of both cash and bunkers. Additional working capital contributions can be made from time to time based on the operating needs of the pools. These amounts are accounted for and repaid as follows:
•For vessels in the Scorpio LR2 Pool, Scorpio MR Pool, Scorpio Handymax Tanker Pool and Mercury Pool, the initial contribution amount is repaid, without interest, upon a vessel’s exit from the pool no later than six months after the exit date. Bunkers on board a vessel exiting the pool are credited against such repayment at the actual invoice price of the bunkers. For all owned or lease financed vessels we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within other assets on the consolidated balance sheets.
•For time or bareboat chartered-in vessels we classify the initial contributions as current (within accounts receivable) or non-current (within other assets) according to the expiration of the contract. Any additional working capital contributions are repaid when sufficient net revenues become available to cover such amounts.
(2)    Prepaid expenses from SSM primarily relate to advances made for vessel operating expenses (such as crew wages) that will either be reimbursed or applied against future costs.
(3)     Represents the non-current portion of working capital receivables as described above.
(4)    Accounts payable and accrued expenses owed to the Scorpio Pools relate to expenses incurred by the Scorpio Pools on behalf of certain of our vessels.
The table below shows key management remuneration for the years ended December 31, 2024, 2023, and 2022:

	For the year ended December 31,
In thousands of U.S. dollars	2024	2023	2022
Short-term employee benefits	$25,557	$27,972	$32,663
Share-based compensation (1)	36,431	31,702	13,777
Total	$61,988	$59,674	$46,440

(1)Represents the amortization of restricted stock issued under our 2013 Equity Incentive Plan as described in Note 14.